Commitments and Contingencies - Dispute to Special Communication Tax and Value Added Tax - Additional Information (Detail) - Dispute on special communication tax and value added tax [member] - TRY (₺)
₺ in Thousands
12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of commitments and contingencies [line items]
Tax collected by Large Taxpayers Office by offsetting receivables		₺ 80,355
Overpaid amount returned		₺ 47,534
Tacit rejection cancelled	₺ 47,269